MARKETABLE SECURITIES AND DERIVATIVES (Details) - Canadian Licensed Producer's Private Placement $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 26, 2021 $ / shares shares	Sep. 04, 2020 $ / shares shares	Nov. 30, 2021 CAD ($) shares
Disclosure of fair value measurement of assets [line items]
Number of units subscribed	3,000	1,000
Number of common shares received	375,000	3,333,333
Number of warrants received	375,000	3,333,333
Exercise price of warrants | (per share)	$ 9.20	$ 0.40
Warrants term	2 years		3 years
Number of Common Shares Sold			3,333,333
Realized gain from sale of common shares | $			$ 44
Number of warrants sold			3,333,333
Realized gain from sale of warrants | $			$ 351